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                         Supplement to The MoneyLetter

                              SUPERIOR PERFORMANCE

                (MOUNTAIN GRAPH PLOTTED FROM DATA IN TABLE BELOW)

              Bonnel               Russel
              Growth   S&P 500      2000
              ------   -------     ------

10/31/94      10000      10000      10000
11/30/94   10019.98   9636.265     9595.9
12/30/94   10079.92   9779.018   9852.782
 1/31/95   9849.464   10032.44    9728.34
 2/28/95   10480.71   10423.04   10133.33
 3/31/95    10931.6   10730.11   10307.02
 4/28/95   11412.55   11045.84      10536
 5/31/95   11582.89   11486.65    10717.2
 6/30/95   12665.03   11752.99   11273.15
 7/31/95   14107.88   12142.57   11922.48
 8/31/95   14238.14   12172.88   12169.22
 9/29/95   14859.37   12686.31   12386.57
10/31/95   14508.67   12640.98   11832.65
11/30/95   14789.23   13195.27   12329.67
12/29/95   14638.38   13449.45   12654.92
 1/31/96   14428.51   13906.67   12641.28
 2/29/96   15016.15   14036.05   13035.31
 3/29/96   15719.21   14171.18   13300.58
 4/30/96   17587.05   14379.92   14011.76
 5/31/96   19066.63   14750.14   14563.97
 6/28/96   17534.58   14806.38   13965.97
 7/31/96   15719.21   14152.59   12746.18
 8/30/96   16548.19   14451.57   13486.22
 9/30/96   17996.29   15264.21   14013.27

                                                      Bonnel Growth Fund $17,996
                                                                 S&P 500 $15,264
                                                            Russell 2000 $14,013

A $10,000 investment in the Bonnel Growth Fund is worth $17,996 today.

                             THE BONNEL GROWTH FUND
                PROVEN PERFORMANCE FROM AN EXPERT MONEY MANAGER

                                 Advertisement

       Look who is talking about Art Bonnel and the Bonnel Growth Fund...
--------------------------------------------------------------------------------
[GRAPHIC:  Watermark of magazine titles as listed below.]

Thousands of investors and numerous leading financial publications have taken notice of Art Bonnel and the Bonnel Growth Fund. The WALL STREET DIGEST, MUTUAL FUND ADVISOR, WILLIAM DONOGHUE'S SYNDICATED COLUMN, MUTUAL FUNDS MAGAZINE, SMART MONEY, LOUIS RUKEYSER'S MUTUAL FUNDS, INVESTOR'S BUSINESS DAILY, INDIVIDUAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, AND BULL & BEAR

"He's a fund manager you certainly would want to keep on a short list of managers you would consider giving money to."
DON PHILLIPS OF MORNINGSTAR,  INVESTOR'S BUSINESS DAILY, OCTOBER 1994

"Given his exceptionally strong track record, his is clearly a stride worth observing."
LOUIS RUKEYSER, LOUIS RUKEYSER'S MUTUAL FUNDS, MARCH 1995

"The financial world's most sought-after free agent in 1994."
LOUIS RUKEYSER, LOUIS RUKEYSER'S MUTUAL FUNDS, MARCH 1995

"...Art  Bonnel,  champion of midcap  stocks."
LIZ PULLIAM, ORANGE COUNTY REGISTER, APRIL 1, 1996

"When Bonnel speaks, many people listen. His track record is one of the finest in the business and he is one of the few portfolio managers to consistently outperform the S&P 500."
WILLIAM DONOGHUE, MAY 1995

"Bonnel, who came to the company after seven years as manager of the widely respected MIM Stock Appreciation Fund, has one of the best track records in the business."
SMART MONEY, SEPTEMBER 1995

[GRAPHIC:  Full-length photo of Art Bonnel in center of both inside pages.]

                       --------            ---------------
                       ONE YEAR            SINCE INCEPTION
                       +23.07%                +33.06%
                       --------            ---------------
                      AVERAGE ANNUAL RETURNS AS OF 11/1/96

--------------------------------------------------------------------------------
My Secret to Success

One of the main factors driving my stock selection strategy is --the search for quality growth companies. Out of a universe of nearly 9,000 stocks, only about 1% pass my strict selection standards. Unlike many growth-oriented fund managers, I do not try to predict a company's future earnings. Instead, I focus on year-to-year trailing earnings growth and other indications of financial health to find tomorrow's stock market winners today.

I have strict selection standards for the stocks I include in the Fund.

A company must:
* demonstrate strong quality earnings from operations
* exhibit a strong balance sheet
* be a leader within its market niche
* employ a management team which owns a substantial stake in the company
* show a favorable price-to-earnings ratio

My top picks As of 11/1/96
 1.  Uniphase
 2.  BMC Software
 3.  Peoplesoft
 4.  Northern Telecom Limited
 5.  Centennial Technologies
 6.  Clorox
 7.  Jones Medical Industrial
 8.  ADC Telecommunications
 9.  AAR
10.  Chevron

"Money Manager Arthur Bonnel is turning heads on Wall Street, all the way from his home in Reno, Nevada."
INDIVIDUAL INVESTOR, SEPTEMBER 1995

"Bonnel was highly successful at managing the MIM Stock Appreciation Fund and is on the road to doing the same with his new fund and is an excellent choice for almost any portfolio."
WILLIAM DONOGHUE, DAILY JOURNAL OF COMMERCE, SEPTEMBER 14, 1995

"Growth fund manager Art Bonnel earned a reputation as a consistent top performer."
DON ROWE, THE WALL STREET DIGEST, NOVEMBER 1995

"Investors can take comfort in Mr. Bonnel's previous tenure as a manager of MIM Stock Appreciation Fund, where he doubled his clients' money over five years, and earned the fund top ratings from Morningstar, Kiplinger's, and Investor's Business Daily."
INDIVIDUAL INVESTOR, DECEMBER 1995

One of the "Best Funds to Buy Now"
KIPLINGER'S PERSONAL FINANCE MAGAZINE, SEPTEMBER 1996

One of the "Top Ten Funds for 1996."
MUTUAL FUNDS MAGAZINE, DECEMBER 1995

Investment Goal: Growth of Capital
Risk/Reward Profile:
Low  ----------------------*---- High
Sales Charge: None
Portfolio Manager: Art Bonnel
Investment Advisor: U.S. Global Investors, Inc. home of the U.S. Family of Funds since 1968.
Fund Assets:  $93 million
Inception:  October 17, 1994
Minimum Initial Investment: $5,000; or using the ABC Investment Plan(R), $1,000 with automatic monthly investments of $100 or more. No minimum for IRAs.

 ................................................................................
[FRONT OF PERFORATED POSTCARD]
--------------------------------------------------------------------------------
YES! I need to learn more about the benefits of the Bonnel Growth Fund. Please rush me a FREE investment guide today.
--------------------------------------------------------------------------------
[ ] Please enclose an IRA investment guide.

Name ................................................

Address .............................................                     MNY431

City, State, Zip Code ...............................

Daytime Phone .......................................

For immediate response
Call 1-800-557-2297, ext. 626

[GRAPHIC:  U.S. Family of Funds Logo]
 ................................................................................

                                MEET ART BONNEL

                          "Champion of Midcap Stocks"
--------------------------------------------------------------------------------
WHO IS ART BONNEL?

Art Bonnel is the all-star portfolio manager of the Bonnel Growth Fund, a member of the U.S. Family of Funds.

A manager with a proven track record, Art Bonnel has been expertly managing money for more than 25 years. He has served on the Board of Directors of the Kansas City Board of Trade, held a seat on a stock exchange, served as a bank trust officer and managed his own investment advisory firm. Art earned a Bachelor of Science in economics at the University of Nevada.

WHAT ARE ART'S PAST SUCCESSES?

Art is not a stranger to success. While working for another mutual fund group, Art managed a highly rated growth fund. He built a reputation on his demonstrated ability to select top-quality growth companies from a universe of stocks. Now Art is putting this same stock selection strategy to work for his namesake fund in the U.S. Family of Funds. . Of course, past performance can't guarantee future results.

WHAT MAKES ART DIFFERENT FROM OTHER PORTFOLIO MANAGERS?

Art prefers to stay far away from the whisperings of Wall Street. Two thousand, two hundred ninety-four miles away, to be exact. Art works from his home office in Reno, Nevada, where he uses a computer and a staff of one-his wife, and chief analyst, Wanda-to sift through data on thousands of companies. He doesn't even own a Quotron machine. Gratefully far from the Wall Street, he can focus on a stock's growth potential rather than the Street's latest "hot tip."

WHAT IS ART'S SECRET AMBITION?

Art says it best himself, "I like to beat other fund managers."

----------

For more complete information, including charges and expenses, call 1-800-4-BONNEL (800-426-6635). Please read the prospectus carefully before investing. Past performance is no guarantee of future results. Investment return and principal value will fluctuate. You may have a gain or a loss when you sell shares. The Russell 2000 and S&P 500 are unmanaged indexes. The Russell 2000 is considered to be representative of the broad small-cap market. The S&P 500 is representative of the stock market . Average annual total returns as of 9/30/96 are 21.1% for one year and 35.2% since inception.

 ................................................................................
[BACK OF PERFORATED POST CARD WITH U.S. POSTAL SERVICE INFORMATION]

                               BONNEL GROWTH FUND
                                 PO BOX 781234
                           SAN ANTONIO TX 78278-9971
 ................................................................................

                    Call today for a free investment guide.

[GRAPHIC:  Photo of Bonnel Growth Fund Prospectus]

                             THE BONNEL GROWTH FUND